Equity - Schedule of Distribution of Dividends (Detail) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 24, 2022
Disclosure of equity [line items]
Income attributable to equity holders	$ 443,288	$ 273,410	$ (808,784)
Allocated to reserves and retained earnings		196,423	$ (156,342)
Allocated to dividends		$ 83,342
Percentage distributed		30.00%	0.00%
Number of shares		973,517,871,202	512,406,760,091
Dividend per share		$ 0.08561		$ 0.0856089775
Company A [Member]
Disclosure of equity [line items]
Income attributable to equity holders		$ 279,765	$ (925,479)